Prospectus Supplement dated December 23, 2009

The purpose of this supplement is to provide you with changes to the current Prospectuses for Class A, A3, and Y shares of the Funds listed below:

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

This supplement supersedes and replaces in its entirety the supplement dated November 20, 2009.

Effective February 1, 2010, a maximum front-end sales load of 2.50% will be added to Class A3 shares of the Funds. In addition, we will make other changes to Class A3 shares that are in line with load share class policies. These include full rights of accumulation/letters of intent for shareholders to receive reduced sales charges and full access to exceptions for waivers of sales load and NAV pricing for certain categories of shareholders (i.e. certain retirement accounts).

In addition to the above, the Funds will rename Class A3 shares as Class A shares, and rename Class A shares as Class A2 shares. Current Class A (to become Class A2) will remain closed and current exchange privileges and restrictions will remain in place. A shareholder in current Class A3 (to become Class A) will retain the right to exchange into other AIM Funds Class A shares; however, after the effective date, will be able to exchange to other Class A shares without incurring a load fee.

Also effective February 1, 2010, the following information replaces in its entirety the table appearing under the heading “General Information — INITIAL SALES CHARGES (CLASS A SHARES ONLY) — Category IV Sales Charges” on page A-3 of the Prospectus:

"Category IV Initial Sales Charges
	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment
Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	1.75	1.78
$250,000 but less than $500,000	1.25	1.27
$500,000 but less than $1,000,000	1.00	1.01”

Statement of Additional Information Supplement dated December 23, 2009

The purpose of this supplement is to provide you with changes to the current Statements of Additional Information for Class A, A3, B, C, R, Y Investor Class and Institutional Class shares, as applicable, of the Funds listed below:

AIM China Fund	AIM Income Fund	AIM Tax-Exempt Cash Fund
AIM Core Bond Fund	AIM International Total Return Fund	AIM Tax-Free Intermediate Fund
AIM Developing Markets Fund	AIM Japan Fund	AIM Trimark Endeavor Fund
AIM Dynamics Fund	AIM LIBOR Alpha Fund	AIM Trimark Fund
AIM Floating Rate Fund	AIM Limited Maturity Treasury Fund	AIM Trimark Small Companies Fund
AIM Global Health Care Fund	AIM Money Market Fund	AIM U.S. Government Fund
AIM Global Real Estate Fund	AIM Municipal Bond Fund
AIM High Income Municipal Fund	AIM Real Estate Fund
AIM High Yield Fund	AIM Short-Term Bond Fund

Effective February 1, 2010, the following information replaces in its entirety the heading and the information appearing under the heading “PURCHASE, REDEMPTION AND PRICING OF SHARES — Purchase and Redemption of Shares — Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Initial Sales Charges — Category III Funds” and “Category IV Funds” of the Statements of Additional Information.

“Category III Funds

AIM Limited Maturity Treasury Fund (Class A2 shares)
AIM Tax-Free Intermediate Fund (Class A2 shares)

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $100,000	1.00%	1.01%	0.75%
$100,000 but less than $250,000	0.75	0.76	0.50
$250,000 but less than $1,000,000	0.50	0.50	0.40

     As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases. Effective February 1, 2010, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are renamed Class A2 shares.

Category IV Funds

AIM Floating Rate Fund
AIM LIBOR Alpha Fund
AIM Limited Maturity Treasury Fund (Class A shares)
AIM Short Term Bond Fund
AIM Tax-Free Intermediate Fund (Class A shares)

			Dealer
	Investor's Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	1.78	1.50%
$250,000 but less than $500,000	1.25	1.27	1.00%
$500,000 but less than $1,000,000	1.00	1.01	1.00%

     Effective February 1, 2010, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund are renamed Class A shares.”